Related Parties and Parties-in-Interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Parties and Parties-in-Interest
7.
RELATED PARTIES AND PARTIES-IN-INTEREST

The Plan holds investments in the common stock of the Parent. Transactions in this investment qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. Certain Plan investments are funds managed by Fidelity Investments, the trustee of the Plan. Transactions associated with these investments qualify as party-in-interest transactions, which are exempt from the prohibited transaction rules. The Plan also engages in transactions with participants related to notes receivable, which are party-in-interest transactions with respect to Plan.